Annual Total Returns- JPMorgan Municipal Money Market Fund (Premier Shares) [BarChart] - Premier Shares - JPMorgan Municipal Money Market Fund - Premier	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	0.01%	0.01%	0.12%	0.45%	1.02%	1.07%	0.34%